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SEC File No. 91- 01656

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# U.S. SECURITIES AND EXCHANGE COMMISSION
# WASHINGTON, D.C. 20549
# FORM 19b-4(e)

## Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

07071110

4. Name of Underlying Instrument:

| **Fund** | **Underlying Index** |
|---|---|
| SPDR S&P BRIC 40 ETF | S&P BRIC 40 Index |

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.

6. Ticker Symbol(s) on New Derivative Product:

| **Fund** | **Ticker** |
|---|---|
| SPDR S&P BRIC 40 ETF | BIK |

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
For the funds, the US Components trade either on the NYSE or NASDAQ, while the non-US component stocks are listed on exchanges that have last sale reporting: Hong Kong & London.

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis Meekins

Title: Vice President

Telephone Number: (212) 306-1302

Manual Signature of Official Responsible for Form:

Date: July 2, 2007

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 3 |

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

July 2, 2007

**BY FACSIMILE AND OVERNIGHT COURIER**
**202/ 772-9273**
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the SPDR S&P BRIC 40 ETF (BIK), listed pursuant to Amex Rules 1000A *et seq*.

Sincerely,

Bryan Fischer

Attachment

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 3 |

END